Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 3,274	$ 2,511
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	7,986,074	5,259,321
Common stock, shares outstanding	7,986,074	5,259,321